Derivatives and Fair Value Measurements - Significant Other Observable Inputs (Detail) (Level 2 - Significant other observable inputs [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Net Assets (Liabilities)	$ (5,425)	$ 821
Swaps [Member] | Prepaids and other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		801
Swaps [Member] | Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		180
Swaps [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(5,062)	(156)
Swaps [Member] | Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (363)	$ (4)